Operating Leases - Summary of quantitative information about operating leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Operating Leases
Operating cash outflow from operating leases		$ 253
Right-of-use assets obtained in exchange for new or modified operating lease liabilities	$ 727	$ 1,305
Weighted-average remaining lease term (in years)		2 years 7 months 6 days
Weighted-average discount rate - operating leases		6.00%